Stockholders’ Equity, Partners’ Capital and Preferred Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stockholders’ Equity, Partners’ Capital and Preferred Equity	Stockholders’ Equity, Partners’ Capital and Preferred Equity
Common Stock

Total net proceeds to the Company from the Company's initial public offering in August 2020 were $227.3 million which is net of underwriting discounts and offering costs of $18.9 million. The initial public offering resulted in the issuance of 13,681,561 shares of common stock.

The Company's initial public offering also resulted in the noncontrolling interest conversion of 255,268 of operating partnership units into common stock.

During the year ended December 31, 2020, portions of restricted stock unit awards granted to certain of the Company’s officers and directors vested. The vesting of these awards, granted pursuant to the Omnibus Incentive Plan, resulted in federal and state income tax liabilities for the recipients. As permitted by the terms of the Omnibus Incentive Plan and the award grants, certain executive officers elected to surrender approximately seven thousand shares of common stock valued at $0.1 million, solely to pay the associated statutory tax withholding during the year ended December 31, 2020. The surrendered shares are included in repurchase of shares of common stock on the consolidated statements of cash flows.

Total net proceeds to the Company from the Company's Private Offering in December 2019 and January 2020 were $219.0 million which is net of initial purchaser’s discount and placement fees of $13.9 million. The Private Offering resulted in the issuance of 11,797,645 shares of common stock.

Preferred Equity

To maintain the Company’s status as a REIT, on January 27, 2020, the Company issued and sold 125 shares of 12.0% Series A Cumulative Non-Voting Preferred Stock, par value $0.01 per share, for $1,000 per share to accredited investors pursuant to Regulation D under the Securities Act. The shares of Series A Preferred Stock may be redeemed solely at the Company’s option for consideration equal to $1,000 per share, plus accrued and unpaid dividends thereon to and including the date fixed for redemption, plus a redemption premium as follows (i) until December 31, 2021, $100 and (ii) thereafter, no redemption premium.

In May 2020, the Company declared a preferred dividend of $51.33 per share of Series A Preferred Stock to holders of record as of June 15, 2020. The preferred dividend was settled in cash on June 30, 2020.
The Company redeemed all 125 outstanding shares of Series A Preferred Stock upon the completion of the initial public offering in August 2020 for approximately $0.1 million, which included the payment of accrued dividends for the period from July 1, 2020 to August 18, 2020 and a redemption premium of $100 per share. As of December 31, 2020, there are no shares of preferred stock outstanding.

Dividends

During the year ended December 31, 2020, the Company declared and paid the following common stock dividends (in thousands, except per share data):

Declaration Date	Dividend Per Share	Record Date	Total Amount	Payment Date
August 18, 2020	$0.10	September 15, 2020	$2,430	September 25, 2020
October 27, 2020	0.20	December 1, 2020	5,627	December 15, 2020
	$0.30		$8,057

The holders of OP Units are entitled to an equal distribution per Class A and B OP Unit held as of each record date. Accordingly, the Operating Partnership paid distributions of $0.4 million and $0.4 million to holders of OP Units as of September 25, 2020 and December 15, 2020, respectively.

For federal income tax purposes, distributions to stockholders are characterized as ordinary dividends, capital gain distributions, or nondividend distributions. Nondividend distributions will reduce U.S. stockholders’ basis (but not below zero) in their shares. The following table shows the character of the Company’s common stock distributions paid on a percentage basis for the year ended December 31, 2020.

Successor
Year Ended December 31,
2020
Ordinary dividends	2.6%
Nondividend distributions	97.4%
Total	100.0%

Inclusive of the $2.4 million common stock dividend paid on September 25, 2020, was $0.2 million of dividends paid relating to the Company’s 2019 fiscal period.

Noncontrolling Interests

Noncontrolling interests represent noncontrolling holders of OP Units in the Operating Partnership. OP Units are convertible into common stock as the OP Units may be redeemed for cash or, at the Company’s election, exchanged for shares of the Company’s common stock on a one-for-one basis. As of December 31, 2020 and 2019, noncontrolling interest represented 5.8% and 33.4%, respectively. During the year ended December 31, 2020, OP Unit holders converted 2,441,869 OP Units into shares of common stock on a one-for-one basis.

Effective with the Company's initial public offering, 13,681,561 OP Units were issued to the Company in exchange for $227.3 million and 255,268 of OP Unit holders converted their units into common stock of the Company.

Effective with the Company’s Private Offering, the Company contributed $219.0 million of the Private Offering proceeds to the Operating Partnership, and the Operating Partnership acquired the Predecessor for a combination of OP Units and cash. The Operating Partnership issued 11,797,645 Class A OP Units to the Company for its contribution and 4,449,019 OP Units (3,652,149 Class A and 796,870 Class B) to the Predecessor's owners for the acquisition. Class A OP Units and Class B OP Units have identical rights and preferences, except that the Class A OP Units will, and the Class B OP Units will not, be entitled to receive the special stock dividend, if applicable.